Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

Note 6 — Intangible assets, net

Intangible assets, net, consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Software purchased	239,870	5,606,954	768,149
Software under development	1,782,178	—	—
Copyrights purchased	—	11,528,300	1,579,371
Subtotal	2,022,048	17,135,254	2,347,520
Less: accumulated amortization	(32,326)	(191,438)	(26,227)
Intangible assets, net	1,989,722	16,943,816	2,321,293

Software under development represents the software being developed for vocational education. Copyrights purchased represent the copyright certificate applied for vocational education. The amortization expenses were RMB7,390, RMB24,936 and RMB159,112 (US$21,798) for the years ended December 31, 2022, 2023 and 2024, respectively.

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of December 31, 2024:

	Intangible assets
	RMB	US$
2025	1,739,410	238,298
2026	1,739,410	238,298
2027	1,737,829	238,082
2028	1,736,722	237,930
2029 and thereafter	9,990,445	1,368,685
Total	16,943,816	2,321,293